Impairment assessment of Jaguar Land Rover Business - Summary Of Key Assumptions Used To Calculate The Recoverable Amount (Detail)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Terminal value variable profit (%GVR)	24.80%	21.40%	19.70%
Terminal value capital expenditures (%GVR)	10.00%	8.90%	9.10%
Pretax discount rate	13.40%	13.60%	12.50%
% Change
Statement [Line Items]
Pretax discount rate	8.40%
% Change | Cash-generating units [member]
Statement [Line Items]
Terminal value variable profit (%GVR)	(1.70%)	(6.30%)
Terminal value capital expenditures (%GVR)	3.50%	15.10%
Revised Assumption
Statement [Line Items]
Pretax discount rate	14.60%
Revised Assumption | Cash-generating units [member]
Statement [Line Items]
Terminal value variable profit (%GVR)	24.40%	20.10%
Terminal value capital expenditures (%GVR)	10.30%	10.20%